BUSINESS COMBINATION - Purchase Price Allocation (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Intangibles	$ 32,900,000
Goodwill	140,287,000		$ 0
LMA and Abacus
Business Acquisition [Line Items]
Intangibles	32,900,000	$ 32,900,000
Goodwill	$ 140,287,000	140,287,000
Current Assets		1,280,100
Non-Current Assets		901,337
Deferred Tax Liabilities		(8,310,966)
Accrued Expenses		(524,400)
Other Liabilities		(1,171,739)
Total Fair Value		$ 165,361,332